Income tax and social contribution	6 Months Ended
Jun. 30, 2019
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Income tax and social contribution
16.	Income tax and social contribution

a)	Reconciliation of the deferred income tax and social contribution

	Tax losses	Tax credit	Technological innovation (i)	Other temporary differences, assets	Other temporary differences, liabilities	Total
Deferred tax
At December 31, 2017	1,487	2,885	(41,192)	32,642	(1,616)	(5,794)

Included in the statement of income	2,527	(361)	(15,585)	50,626	(16,699)	20,508

At June 30, 2018	4,014	2,524	(56,777)	83,268	(18,315)	14,714

Included in the statement of income	(1,103)	(351)	(26,402)	(18,553)	(100,430)	(146,839)

At December 31, 2018	2,911	2,173	(83,179)	64,715	(118,745)	(132,125)

Included in the statement of income	(2,077)	2,005	(23,485)	41,333	(244,297)	(226,521)

Other	-	-	-	21	-	21

At June 30, 2019	834	4,178	(106,664)	106,069	(363,042)	(358,625)

(i)
The main temporary differences representing the balance of the deferred tax liability refers to the benefit granted by the Technological Innovation Law (Lei do Bem), which reduces the tax charges on the capitalized amount of property and equipment.

Deferred tax assets are recognized for tax loss carry-forward to the extent that the realization of the related tax benefit through future taxable profits is probable. Tax losses do not have expiration date.

The estimated realization of deferred taxes in
non-current
assets and liabilities are as follows:

	June 30, 2019	December 31, 2018
	Liability	Liability

2019	(5,471)	(8,508)
2020	3,425	(13,659)
2021	(34,834)	(15,420)
2022	-	10,556
2023	(321,745)	(105,094)

	(358,625)	(132,125)

b)	Reconciliation of the income tax and social contribution expense
At June 30, 2019 and 2018, the PagSeguro Group computed income tax and social contribution under the taxable income method. The following is a reconciliation of the difference between the actual income tax and social contribution expense and the expense computed by applying the Brazilian federal statutory rate for the three and six-month
periods ended June 30, 2019 and 2018:

	Three-month period		Six-month period
	June 30, 2019	June 30, 2018	June 30, 2019	June 30, 2018

Profit for the period before taxes	461,123	312,748	910,500	475,748
Statutory rate	34%	34%	34%	34%

Expected income tax and social contribution	(156,782)	(106,334)	(309,570)	(161,754)

Income tax and social contribution effect on:
Participation in the results of partners and managers
Permanent additions (exclusions) Gifts	(174)	35	(208)	(329)
R&D and technological innovation benefit - Law 11.196/05 (i)	16,515	8,889	29,107	22,442
Taxation of income abroad (ii)	(556)	9,178	(179)	40,094
Other additions	2,631	3,091	2,841	(137)

Income tax and social contribution expense	(138,366)	(85,141)	(278,009)	(99,685)

Effective rate	30%	27%	31%	21%

Income tax and social contribution - current	(1,349)	(99,258)	(51,489)	(120,193)
Income tax and social contribution - deferred	(137,017)	14,117	(226,520)	20,508

(i)
Refers to the benefit granted by the Technological Innovation Law (
Lei do Bem
), which reduces the income tax charges, based on the amount invested by the PagSeguro Group on specific intangible assets, see Note 11.

(ii)
Refers to the benefit based on the local law of the Cayman Islands (The Companies Law of 1960). There is no taxation on the income earned in the companies based in this jurisdiction. As a result of the local tax regulations, all the exchange variations from dollar to reais which generate income have no tax impacts for PagSeguro Digital.